Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of class A common stock reflected in the condensed balance sheets
Common stock subject to redemption at IPO	$172,500,000
Less:
Proceeds allocated to public warrants	(5,323,017)
Class A common stock issuance cost	(9,435,678)
Add:
Remeasurement of carrying value to redemption value	20,053,421
Class A common stock subject to possible redemption, December 31, 2022	$177,794,726
Add:
Remeasurement of carrying value to redemption value	1,454,948
Class A common stock subject to possible redemption, March 31, 2023	$179,249,674

Schedule of basic and diluted net loss per common stock
	For the Three Months Ended March 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income, as adjusted	$895,155	$223,789	$1,946,585	$581,447
Denominator:
Basic and diluted weighted average stock outstanding	17,250,000	4,312,500	14,758,333	4,312,500
Basic and diluted net income per share of common stock	$0.05	$0.05	$0.13	$0.13

	For the Year Ended December 31, 2022		For the Period from January 4, 2021 (Inception) Through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss), as adjusted	$3,865,402	$1,027,512	$—	$(3,758)
Denominator:
Basic and diluted weighted average stock outstanding	16,635,616	4,312,500	—	3,750,000

Basic and diluted net income (loss) per share of common stock	$0.23	$0.24	$—	$—

Schedule of class A common stock reflected in the condensed balance sheets
Common stock subject to redemption at IPO	$172,500,000
Less:
Proceeds allocated to public warrants	(5,323,017)
Class A common stock issuance cost	(9,435,678)
Add:
Remeasurement of carrying value to redemption value	20,053,421
Class A common stock subject to possible redemption	$177,794,726